Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the terms of such revolving credit facilities as of December 31, 2013:

(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding (1)	$0.3	$17.6
Amount borrowed	$-	$-
Amount available for use	$399.7	$282.4
Borrowing rate: One-month London Interbank Offered Rate (“LIBOR”) plus contractual spread (2)	1.67%	1.67%
LIBOR	0.17%	0.17%
Contractual spread	1.50%	1.50%
Range of commitment fees on amount available for use (3)
Low	0.13%	0.13%
High	0.30%	0.30%
Agreement date	December 2010	December 2010
Maturity date	December 2017	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2013	0.21%	0.25%
Fees incurred, amount
2013	$0.9	$0.8
2012	$1.3	$1.1
2011	$1.5	$1.2

(1)	In June 2013, U.S. Cellular provided $17.4 million in letters of credit to the FCC in connection with U.S. Cellular's winning bids in Auction 901. See Note 19 — Supplemental Cash Flow Disclosures for additional information on Auction 901.

(2)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on TDS' or U.S. Cellular’s credit rating or, at TDS' or U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

(3)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Long term debt
Long-term debt as of December 31, 2013 and 2012 was as follows:

December 31,
(Dollars in thousands)	Issuance date	Maturity date	Call date	2013	2012
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	300,000
5.875%	November 2012	December 2061	December 2017	195,000	195,000
Purchase contract at 6.0%	October 2001	October 2021		1,097	1,097
Total Parent				837,347	837,347
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(11,551)	(11,806)
				532,449	532,194
6.95%	May 2011	May 2060	May 2016	342,000	342,000
Obligation on capital leases				3,749	4,756
TDS Telecom -
Rural Utilities Service (“RUS”) and other notes				749	844
Obligation on capital leases				779	-
Non-Reportable Segment -
Long-term notes, 3.7% to 4.8%		Through 2016		4,612	5,663
Obligation on capital leases				35	-
Total Subsidiaries				884,373	885,457
Total long-term debt				$1,721,720	$1,722,804
Long-term debt, current				$1,646	$1,233
Long-term debt, noncurrent				$1,720,074	$1,721,571